Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock International Dividend Fund
(the “Fund”)
Supplement dated April 17, 2024 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Fund, each dated September 28, 2023, as supplemented to date
At a meeting held on April 16, 2024, the Board of Trustees of BlackRock FundsSM (the “Board”), on behalf of the Fund, approved the Reorganization (as defined below) of the Fund into an exchange-traded fund (“ETF”), which will be managed by BlackRock Fund Advisors, an investment adviser under common control with BlackRock Advisors, LLC, the Fund’s current investment adviser (“BlackRock”). The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined, with respect to the Reorganization, that participation in the Reorganization is in the best interests of the Fund and the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.
The Fund will be reorganized into an ETF through the reorganization of the Fund into a newly-created ETF, BlackRock International Dividend ETF (the “Acquiring Fund”), which is a series of BlackRock ETF Trust. The Fund and the Acquiring Fund have identical investment objectives, fundamental investment policies and investment strategies. Following the reorganization, the Fund will be liquidated (such reorganization and liquidation, the “Reorganization”).
The Reorganization is anticipated to close on November 18, 2024. The Acquiring Fund has not commenced investment operations, and it is anticipated that the Acquiring Fund will not have shareholders prior to the Reorganization.
Importantly, in order to receive shares of the Acquiring Fund as part of the Reorganization, Fund shareholders must hold their shares of the Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund). If Fund shareholders do not hold their shares of the Fund through that type of brokerage account, they will not receive shares of the Acquiring Fund as part of the Reorganization. For Fund shareholders that do not currently hold their shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund, please see the Q&A that follows for additional actions that such Fund shareholders must take to receive shares of the Acquiring Fund as part of the Reorganization. No further action is required for Fund shareholders that hold shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund.
BlackRock believes that the Reorganization will provide multiple benefits for investors of the Fund, including the same or lower net expenses, additional trading flexibility, increased portfolio holdings transparency and potential enhanced tax efficiency.
The Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization (the “Plan”). The Reorganization is structured to be a tax‑free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes as a result of the Reorganization (except with respect to cash received, as explained elsewhere in this Supplement).
In connection with the Reorganization, shareholders of the Fund will receive ETF shares of the Acquiring Fund equal in value to the number of shares of the Fund they own, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable.
Completion of the Reorganization is subject to a number of conditions under the Plan, but shareholders of the Fund are not required to approve the Reorganization. Existing Fund shareholders will receive a combined prospectus/information statement describing in detail both the Reorganization and the Acquiring Fund, and summarizing the Board’s considerations in approving the Reorganization.
The following changes will take effect either immediately or on an upcoming future date as described below. These actions include limits on new purchases of certain Fund shares, the removal of sales charges on purchases of Fund shares, the removal of contingent deferred sales charges on redemptions of Fund shares, and the waiver of Distribution and Service (Rule 12b‑1) Fees on Fund shares.
Consequently, the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
2.	Sales Charge Waiver on Investor A Shares.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock International Dividend Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock International Dividend Fund—Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on July 1, 2024, no initial sales charge will be imposed on purchases of Investor A Shares of the Fund.
3.	Contingent deferred sales charge waiver on Investor A and Investor C Shares of the Fund.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock International Dividend Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock International Dividend Fund—Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on July 1, 2024, no contingent deferred sales charge (“CDSC”) will be imposed on redemptions of Investor A Shares or Investor C Shares.

BLACKROCK INTERNATIONAL DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock International Dividend Fund
(the “Fund”)
Supplement dated April 17, 2024 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Fund, each dated September 28, 2023, as supplemented to date
At a meeting held on April 16, 2024, the Board of Trustees of BlackRock FundsSM (the “Board”), on behalf of the Fund, approved the Reorganization (as defined below) of the Fund into an exchange-traded fund (“ETF”), which will be managed by BlackRock Fund Advisors, an investment adviser under common control with BlackRock Advisors, LLC, the Fund’s current investment adviser (“BlackRock”). The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined, with respect to the Reorganization, that participation in the Reorganization is in the best interests of the Fund and the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.
The Fund will be reorganized into an ETF through the reorganization of the Fund into a newly-created ETF, BlackRock International Dividend ETF (the “Acquiring Fund”), which is a series of BlackRock ETF Trust. The Fund and the Acquiring Fund have identical investment objectives, fundamental investment policies and investment strategies. Following the reorganization, the Fund will be liquidated (such reorganization and liquidation, the “Reorganization”).
The Reorganization is anticipated to close on November 18, 2024. The Acquiring Fund has not commenced investment operations, and it is anticipated that the Acquiring Fund will not have shareholders prior to the Reorganization.
Importantly, in order to receive shares of the Acquiring Fund as part of the Reorganization, Fund shareholders must hold their shares of the Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund). If Fund shareholders do not hold their shares of the Fund through that type of brokerage account, they will not receive shares of the Acquiring Fund as part of the Reorganization. For Fund shareholders that do not currently hold their shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund, please see the Q&A that follows for additional actions that such Fund shareholders must take to receive shares of the Acquiring Fund as part of the Reorganization. No further action is required for Fund shareholders that hold shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund.
BlackRock believes that the Reorganization will provide multiple benefits for investors of the Fund, including the same or lower net expenses, additional trading flexibility, increased portfolio holdings transparency and potential enhanced tax efficiency.
The Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization (the “Plan”). The Reorganization is structured to be a tax‑free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes as a result of the Reorganization (except with respect to cash received, as explained elsewhere in this Supplement).
In connection with the Reorganization, shareholders of the Fund will receive ETF shares of the Acquiring Fund equal in value to the number of shares of the Fund they own, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable.
Completion of the Reorganization is subject to a number of conditions under the Plan, but shareholders of the Fund are not required to approve the Reorganization. Existing Fund shareholders will receive a combined prospectus/information statement describing in detail both the Reorganization and the Acquiring Fund, and summarizing the Board’s considerations in approving the Reorganization.
The following changes will take effect either immediately or on an upcoming future date as described below. These actions include limits on new purchases of certain Fund shares, the removal of sales charges on purchases of Fund shares, the removal of contingent deferred sales charges on redemptions of Fund shares, and the waiver of Distribution and Service (Rule 12b‑1) Fees on Fund shares.
Consequently, the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
2.	Sales Charge Waiver on Investor A Shares.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock International Dividend Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock International Dividend Fund—Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on July 1, 2024, no initial sales charge will be imposed on purchases of Investor A Shares of the Fund.
3.	Contingent deferred sales charge waiver on Investor A and Investor C Shares of the Fund.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock International Dividend Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock International Dividend Fund—Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on July 1, 2024, no contingent deferred sales charge (“CDSC”) will be imposed on redemptions of Investor A Shares or Investor C Shares.